Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Net Income Per Share Presented in the Statement of Operations

The net income per share presented in the statement of operations is based on the following:

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Redeemable shares	Non- redeemable shares	Redeemable shares	Non- redeemable shares
Basic and diluted net income per share:
Numerators:
Allocation of net income	$22,890	$115,956	$894,324	$535,095

Denominators:
Basic and diluted weighted average shares outstanding	635,343	3,218,499	5,379,201	3,218,499
Basic and diluted net income per share	$0.04	$0.04	$0.17	$0.17